Employee benefit plans - Amounts in Accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2017 JPY (¥)
Employee benefit plans
Net actuarial loss	¥ 3,950
Net prior service cost	(1,148)
Total	¥ 2,802